GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in the net carrying amount of goodwill in 2020 and six months ended June 30, 2021 were as follows:

Balance as of January 1, 2020	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Balance as of June 30, 2021	$152,303

Schedule of Other Intangible Assets

The following is a summary of intangible assets as of June 30, 2021:

	December 31, 2020	Amortization	June 30, 2021

Acquired technology	$53,412	$-	$53,412
Accumulated amortization	(25,548)	(2,237)	(27,785)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	19,115	(2,237)	16,878

Customer relationships	36,860	-	36,860
Accumulated amortization	(22,161)	(347)	(22,508)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	4,273	(347)	3,926

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,405)	(114)	(12,519)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	988	(114)	874

Intangible assets, net	$24,376	$(2,698)	$21,678

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376